SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2025
SHAREHOLDERS' EQUITY [Abstract]
Authorized, Issued and Outstanding Common Shares Roll-forward
Authorized, issued and outstanding common shares roll-forward is as follows:

	Authorized Shares	Issued and Outstanding Shares	Common Stock
Balance as of December 31, 2022	360,000,000	208,796,444	2,087
$60 million 2022 ATM	-	-	-
Balance as of December 31, 2023	360,000,000	208,796,444	2,087
$60 million 2022 ATM	-	2,954,219	30
Balance as of December 31, 2024	360,000,000	211,750,663	2,117
$60 million 2022 ATM	-	-	-
Balance as of December 31, 2025	360,000,000	211,750,663	2,117